CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
REVENUE	$ 147,646	$ 225,834	$ 311,283	$ 255,508
COSTS OF GOODS SOLD
Costs of goods sold	76,737	50,465	169,135	107,642
Depreciation expense	18,004	21,778	69,848	22,595
	94,741	72,243	238,983	130,237
GROSS PROFIT	52,905	153,591	72,300	125,271
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Employee compensation expenses	128,460	137,223	637,475	0
General and administrative expenses	384,095	232,358	1,169,932	735,241
Depreciation expense	1,711	1,499	7,012	1,849
	514,266	371,080	1,814,419	737,090
LOSS FROM OPERATIONS	(461,361)	(217,489)	(1,742,119)	(611,819)
OTHER INCOME (EXPENSES)
Loss on sale of equipment to related party	0	(42,987)	(42,987)	0
Interest expense	(234,150)	0	(148)	0
Other income	1,000	0	140	0
TOTAL OTHER INCOME (EXPENSE)	(233,150)	(42,987)	(42,995)	0
NET LOSS BEFORE INCOME TAXES	(694,511)	(260,476)	(1,785,114)	(611,819)
Income taxes	0	0	0	0
NET LOSS	$ (694,511)	$ (260,476)	$ (1,785,114)	$ (611,819)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED (in Dollars per share)	$ (0.04)	$ (0.02)	$ (0.11)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED (in Shares)	17,086,228	15,430,256	15,548,247	15,430,256